Provisions for pensions and similar obligations (Tables)	12 Months Ended
Dec. 31, 2017
Provisions for pensions and similar obligations (Tables) [Abstract]
Funding status of the defined benefit obligations

The funding status of the defined benefit obligations in 2017 and in the last 2 years are as follows:

Thousand of reais	2017	2016	2015

Present value of the obligations - Post-employment plans:
To current employees	796,243	770,423	753,697
Vested obligations to retired employees	21,205,366	19,998,703	16,772,102
	22,001,609	20,769,126	17,525,799

Less:
Fair value of plan assets	20,689,637	20,116,916	16,275,269
Unrecognized assets (1)	(1,090,682)	(969,162)	(963,031)
Provisions - Post-employment plans, net	2,402,654	1,621,372	2,213,561

Present value of the obligations - Other similar obligations:
To current employees	228,107	200,009	315,474
Vested obligations to retired employees	4,815,654	4,046,480	5,719,260
	5,043,761	4,246,489	6,034,734

Less:
Fair value of plan assets	3,721,147	3,310,895	5,673,071
Unrecognized assets (1)	-	-	(121,429)
Provisions - Other similar obligations, net	1,322,614	935,594	483,092

Total provisions for pension plans, net	3,725,268	2,556,966	2,696,653
Of which:
Actuarial provisions	3,923,457	2,710,627	2,696,653
Actuarial assets (note 16)	198,189	153,661	-

(1) Refers to fully funded plans Banesprev I and III, Sanprev I,II and III and Bandeprev.

Amounts recognized in the consolidated income statement in relation to defined benefit obligations

The amounts recognized in the consolidated income statement in relation to the aforementioned defined benefit obligations are as follows:

Thousand of reais	Post-Employment Plans
	2017	2016	2015

Staff costs - Current service costs (note 41)	14,605	15,416	20,560
Interest and similar income and expenses - Interest cost (net) (notes 33 and 34)	70,429	120,524	187,650
Interest and similar income and expenses - Interest on unrecognized assets (notes 33 and 34)	105,832	117,981	95,652
Other movements	5,323	4,355	(2,607)
Total	196,189	258,276	301,255

Amounts recognized in the consolidated income statement in relation to defined benefit obligations - Other Similar Obligations

Thousand of reais	Other Similar Obligations
	2017	2016	2015

Staff costs - Current service costs (note 41)	5,476	9,064	10,740
Interest and similar income and expenses - Interest cost (net) (notes 33 and 34)	99,575	38,064	124,469
Interest and similar income and expenses - Interest on unrecognized assets (notes 33 and 34)	-	14,608	-
Other movements	-	55,943	27
Total	105,051	117,679	135,236

Changes in the present value of the accrued defined benefit obligations

The changes in the present value of the accrued defined benefit obligations were as follows:

Thousand of reais	Post-Employment Plans
	2017	2016	2015

Present value of the obligations at beginning of year	20,769,126	17,525,799	17,891,352
Current service cost (Note 41)	14,605	15,416	20,560
Interest cost	2,170,639	2,046,949	1,877,942
Benefits paid	(1,834,681)	(1,679,794)	(1,530,082)
Actuarial (gains)/losses	871,308	2,844,733	(753,155)
Others	10,612	16,023	19,182
Present value of the obligations at end of year	22,001,609	20,769,126	17,525,799

Changes in the present value of the accrued defined benefit obligations - Other Similar Obligations

Thousand of Reais	Other Similar Obligations
	2017	2016	2015

Present value of the obligations at beginning of year	4,246,489	6,034,734	6,077,521
Current service cost (Note 41)	5,476	9,064	10,740
Interest cost	447,653	703,874	653,206
Benefits paid	(339,538)	(465,029)	(421,429)
Actuarial (gains)/losses	683,681	1,330,371	(285,304)
Other (1)	-	(3,366,525)	-
Present value of the obligations at end of year	5,043,761	4,246,489	6,034,734

(1) In the fourth quarter of 2016, Banco Santander updated the procedures for recognizing its obligations to the entity CABESP, in accordance with its bylaws, which establishes the coverage of medical costs in the equality of proportion between associates and sponsor.

Changes in the fair value of the plan assets

The changes in the fair value of the plan assets were as follows:

Thousand of reais	Post-Employment Plans
	2017	2016	2015

Fair value of plan assets at beginning of year	20,116,916	16,275,269	16,067,029
Interest (Expense) Income	2,100,211	1,926,424	1,690,293
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	268,309	1,589,517	(297,461)
Contributions/(surrenders)	38,883	2,001,806	298,198
Of which:
By the Bank	27,439	1,985,722	279,111
By plan participants	11,444	16,084	19,087
Benefits paid	(1,834,682)	(1,676,116)	(1,482,914)
Exchange differences and other items	-	16	124
Fair value of plan assets at end of year	20,689,637	20,116,916	16,275,269

Changes in the fair value of the plan assets - Other Similar Obligations

Thousand of reais	Other Similar Obligations
	2017	2016	2015

Fair value of plan assets at beginning of year	3,310,895	5,673,071	4,906,977
Interest (Expense) Income	348,078	665,811	528,737
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	303,504	718,628	581,755
Contributions/(surrenders)	61,803	-	52,894
Of which:
By the Bank	61,803	-	52,894
Benefits paid	(303,133)	(3,746,615)	(397,292)
Fair value of plan assets at end of year	3,721,147	3,310,895	5,673,071

Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses

Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses:

Thousand of reais	Post-Employment Plans
	2017	2016	2015
Experience Plan	686,204	(696,910)	(1,299,660)
Changes in Financial Assumptions	(1,557,689)	(2,135,189)	2,049,061
Changes in Financial Demographic	146	(12,773)	-
Gain (Loss) Actuarial - Obligation	(871,339)	(2,844,872)	749,401
Return on Investment, Return Unlike Implied Discount Rate	270,158	1,589,446	(297,271)
Gain (Loss) Actuarial - Asset	270,158	1,589,446	(297,271)
Changes in Surplus Uncollectible	(15,690)	-	-

Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses - Other Similar Obligations

Thousand of reais	Other Similar Obligations
	2017	2016	2015
Experience Plan	(303,396)	(1,116,845)	(433,550)
Changes in Financial Assumptions	(380,285)	(537,952)	718,854
Changes in Financial Demographic	-	(379)	-
Gain (Loss) Actuarial - Obligation	(683,681)	(1,655,176)	285,304
Return on Investment, Return Unlike Implied Discount Rate	303,504	718,628	581,755
Gain (Loss) Actuarial - Asset	303,504	718,628	581,755

Experience adjustments arising from plan assets and liabilities

The experience adjustments arising from plan assets and liabilities are shown bellow:

Thousand of reais	Post - Employment Plans
	2017	2016	2015

Experience in Net Assets Adjustments	268,309	1,589,517	(297,461)

Experience adjustments arising from plan assets and liabilities - Other Similar Obligations

	Other Similar Obligations
In thousand of reais	2017	2016	2015

Experience in Net Assets Adjustments	303,504	718,628	581,755

Amounts of actuarial obligation of defined benefit plans uninsured and defined benefit plans partially or totally covered

The amounts of actuarial obligation of defined benefit plans uninsured and defined benefit plans partially or totally covered are shown below:

Thousand of reais	2017	2016	2015

Defined benefit plans uninsured	701,551	826,963	878,550
Defined benefit plans partially or totally covered	26,343,818	22,734,017	23,090,769

Main categories of plan assets as a percentage of total plan assets

The main categories of plan assets as a percentage of total plan assets are as follows:

	2017	2016	2015

Equity instruments	4.60%	1.00%	0.48%
Debt instruments	94.70%	98.16%	98.54%
Properties	0.35%	0.30%	0.28%
Other	0.35%	0.54%	0.70%

Estimated benefits payable

The following table shows the estimated benefits payable on December 31, 2017 for the next ten years:

Thousand of reais

2018	2,003,227
2019	2,076,856
2020	2,149,325
2021	2,221,682
2022	2,291,726
2023 to 2027	12,431,279
Total	23,174,095

Change of one percentage point in the medical care cost rates

Assumptions about the rates related to medical care costs have a significant impact on the amounts recognized in income. A change of one percentage point in the medical care cost rates would have the effects as follows:

Thousand of Reais
	Sensitivity
	(+) 1,0%	(-) 1,0%
Effect on current service cost and interest on actuarial liabilities	57,001	(63,510)
Effects on present value of obligation	597,410	(665,700)

Duration of the actuarial liabilities of the plans sponsored

 The following table shows the duration of the actuarial liabilities of the plans sponsored by Banco Santander:

Plans	Post - Employment Plans

Duration (in years)
Banesprev Plans I	11.26
Banesprev Plans II	11.51
Banesprev Plans III	9.03
Banesprev Plans IV	13.86
Banesprev Plans V	8.82
Banesprev Pre-75	9.57
Sanprev I	6.46
Sanprev II	10.94
Sanprev III	9.46
Bandeprev Basic	9.46
Bandeprev Special I	6.75
Bandeprev Special II	6.61
SantanderPrevi	7.20
CACIBAN / DAB / DCA	6,87 / 5,82 / 6,41

Duration of the actuarial liabilities of the plans sponsored - Other Similar Obligations

Plans	Other Similar Obligations

Cabesp	13.02
Law 9656	-
Bandepe	14.47
Free Clinic	10.88
Lifetime officers	8.49
Circulars (1)	12,4 e 10,15
Life Insurance	7.64

(1) The duration 12.91 refers to the plan of Former Employees of Banco ABN Amro and 10.05 to the plan of Former Employees of Banco Real.

Actuarial Assumptions Adopted in Calculations

Actuarial Assumptions Adopted in Calculations

		2017		2016		2015
	Pension	Health	Pension	Health	Pension	Health
Nominal Discount Rate for Actuarial Obligation	9.5%	9.7%	10.9%	10.8%	12.3%	12.0%
Rate Calculation of Interest Under Assets to the Next Year	9.5%	9.7%	10.9%	10.8%	12.3%	12.0%
Estimated Long-term Inflation Rate	4.0%	4.0%	4.5%	4.5%	4.5%	4.5%
Estimated Salary Increase Rate	5.0%	5.0%	5.0%	5.0%	5.0%	5.0%
Mortality tables	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000

(1) For Banesprev II, V and Pré 75 plans.

(2) For Cabesp plans.